Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2020	$ 379,638
2021	374,550
2022	301,183
Total future lease payments	1,055,371
Less imputed interest	(67,707)
Total lease liabilities	987,664
Less: current portion	(339,330)
Operating lease liability, non-current	$ 648,334